SUBSEQUENT EVENTS (Details) - Jan. 04, 2023 - HomeServe - Major business combination $ in Millions	USD ($)	£ / shares
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, share price | £ / shares		£ 12
Consideration transferred	$ 1,200
North America
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	26.00%
Europe
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	25.00%
Consortium
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred	$ 4,900